RESTRUCTURING AND OTHER EXPENSE, NET (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($)	Oct. 03, 2015 USD ($)	Oct. 01, 2016 USD ($)	Oct. 03, 2015 USD ($)	Jan. 02, 2016 USD ($) Item	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Restructuring costs
Number of Businesses Acquired | Item					2
Restructuring expenses, gross profit		$ 1,502		$ 2,360	$ 2,492	$ 2,046	$ 21,444
Restructuring expenses, operating income		265	$ 120	1,420	2,248	5,265	10,249
Restructuring charges		1,767	120	3,780	1,662	6,842	2,495
Restructuring liability
Restructuring reserve, balance at beginning of period	$ 171	256	496	567	567	3,352	3,548
Accruals		1,767	120	3,780	4,740	7,311	31,693
Payments, net	(106)	(1,895)	(551)	(4,219)	(4,811)	(10,096)	(31,889)
Restructuring reserve, balance at beginning of period	$ 65	128	65	128	496	567	3,352
Product Line Reconfiguration
Restructuring costs
Restructuring expenses, gross profit		887		1,191	1,191
Closure of administrative office
Restructuring costs
Restructuring expenses, gross profit						432	20,742
Landshire and Better Bakery
Restructuring costs
Integration cost		859		1,707	1,887
Restructuring expenses, gross profit		606		875	927
Restructuring expenses, operating income		253		832	960
Integration of Businesses
Restructuring costs
Restructuring expenses, operating income						37	703
Restructuring Plan Prior to 2013
Restructuring costs
Restructuring expenses, gross profit						432	21,136
Restructuring expenses, operating income						37	7,754
Restructuring Plan Prior to 2013 | Product Line Reconfiguration
Restructuring costs
Restructuring expenses, gross profit							18,527
Restructuring Plan Prior to 2013 | Warehousing and Transportation Costs
Restructuring costs
Restructuring expenses, gross profit							2,215
2013 Initiatives
Restructuring costs
Restructuring expenses, gross profit		9		294	374	1,614	308
Restructuring expenses, operating income		11	143	587	1,288	$ 5,228	2,495
Restructuring charges			108
2015 Initiatives
Restructuring costs
Restructuring expenses, gross profit		1,493		2,066	2,118
Restructuring expenses, operating income		$ 254	$ (23)	$ 833	$ 960
Reorganization
Restructuring costs
Restructuring expenses, gross profit							308
Restructuring expenses, operating income							7,051
Restructuring charges							$ 7,359